FAIR VALUE MEASUREMENTS - Unobservable inputs for Additional Bridge Note (Details) - Additional Bridge Notes - Digital Health Acquisition Corp.	Dec. 31, 2023 $ / shares Y	Nov. 21, 2023 Y $ / shares
Risk free rate
Fair Value Measurements
Measurement input of notes payable	0.0540	0.0548
Expected term (years)
Fair Value Measurements
Measurement input of notes payable | Y	0.25	0.36
Implied volatility
Fair Value Measurements
Measurement input of notes payable	0.95	0.95
Stock price
Fair Value Measurements
Measurement input of notes payable | $ / shares	2.00	2.00
Debt discount rate
Fair Value Measurements
Measurement input of notes payable	0.397	0.415
Probability of early termination/repayment - BC not completed
Fair Value Measurements
Measurement input of notes payable	0.20	0.20
Probability of completing a business combination by March 31, 2023
Fair Value Measurements
Measurement input of notes payable	0.80	0.80